Convertible Notes Payable (Details 1) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Nov. 30, 2025	Oct. 31, 2025	Jul. 31, 2025
Short-Term Debt [Line Items]
Proceeds from issuance of convertible note	$ 550,000			$ 4,970,000
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of convertible note	4,552,653
Change in fair value	286,680			(147,347)
Convertible Notes balance at December 31, 2025	4,839,333			4,552,653
Amortized cost				308,737	$ 306,641	$ 264,012	$ 175,146
Convertible notes payables	$ 5,585,132			$ 4,861,390